Organization and Business Description	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Business Description	Organization and Business Description
Organization and Nature of Operations
mF International Limited (the “Company” or “mF International”) is a limited liability company established under the laws of the British Virgin Islands on June 15, 2022. The Company is a holding company with no business operation. The Company conducts its business mainly through its subsidiaries. The Company is principally engaged in research and development and sales of financial trading solutions via internet or platform as software as a service.
As of the date of this report, the Company has direct or indirect interests in the following subsidiaries:

Name	Place and date of incorporation	Ownership	Principal activity
m-FINANCE Limited (“m-FINANCE”)	Hong Kong February 11, 2002	100% owned by the Company	Engages in development and provision of financial trading solutions.
m-FINANCE Trading Technologies Limited (“mFTT”)	Hong Kong March 21, 2013	100% owned by m-FINANCE	Engages in business of liquidity provider related services and other financial value-added services.
Omegatraders Systems Limited (“OTX “)	Hong Kong December 10, 2009	100% owned by m-FINANCE	Engages in the business of algorithm trading research & development and investment.
iBCH Inc. (formerly known as "Master Info Limited") (“iBCH”)	British Virgin Islands August 15, 2025 (iBCH is also registered as non-Hong Kong company with Hong Kong Company Registry on May 4, 2026)	100% owned by the Company	Serves as an investment holding vehicle to facilitate and manage the Company's investment activities.
CAT Strategy Limited ("CAT")	Hong Kong August 15, 2025	100% owned by the Company	Serves as the Company's operational hub, supporting role for day-to-day business such as recruitment, office leasing and other administrative operations.
Bit Bros Inc. ("BBI")	United States June 22, 2026	100% owned by the Company	Engages in in-house Bitcoin Cash (BCH) self-mining operation.
MFI Holdings Limited ("MHL")	Bermuda July 7, 2026	100% owned by the Company	Serves as an intermediate holding company of MBL to oversee and manage the corporate structure of the Company’s digital asset-denominated life insurance business.
MFI (Bermuda) Limited ("MBL")	Bermuda July 8, 2026	100% owned by MHL	Engages in the direct underwriting and issuance of life insurance products denominated in digital assets.